Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Common shares	Retained earnings	Retained earnings Common shares	Accumulated other comprehensive income
Balance – beginning of year at Dec. 31, 2022		$ 10,294		$ 27,672		$ 209
Issued upon exercise of stock options		372
Previously recognized liability on stock options exercised for common shares		435
Purchase of common shares under Normal Course Issuer Bid			$ (389)		$ (2,929)
Net earnings	$ 8,233			8,233
Dividends on common shares				(4,028)
Other comprehensive (loss) income, net of taxes	(37)					(37)
Balance – end of year at Dec. 31, 2023	39,832	10,712	10,712	28,948		172
Issued upon exercise of stock options		280	280
Previously recognized liability on stock options exercised for common shares		358	358
Purchase of common shares under Normal Course Issuer Bid			(286)		(2,414)
Net earnings	6,106			6,106
Dividends on common shares				(4,537)
Other comprehensive (loss) income, net of taxes	129					129
Balance – end of year at Dec. 31, 2024	39,468	11,064	11,064	28,103		301
Issued upon exercise of stock options		264	264
Previously recognized liability on stock options exercised for common shares		273	273
Purchase of common shares under Normal Course Issuer Bid	(1,467)		(180)	(1,287)	$ (1,287)
Net earnings	10,820			10,820
Dividends on common shares				(4,910)
Other comprehensive (loss) income, net of taxes	(82)					(82)
Balance – end of year at Dec. 31, 2025	$ 44,366	$ 11,421	$ 11,421	$ 32,726		$ 219